Earnings Per Share (Schedule of Computation of Basic and Diluted Earnings Per Share) (Details) € in Thousands		12 Months Ended
		Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€) shares		Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) shares
Earnings per share [abstract]
Net income (loss) attributed to owners of the Company | €			€ (4,627)			€ 12,060		€ 1,057
Weighted average ordinary shares outstanding	[1]		12,304,269			11,064,847		10,675,508
Dilutive effect:
Stock options and warrants			23,549			5,589		3,349
Diluted weighted average ordinary shares Outstanding			12,327,818	[2]		11,070,436		10,678,857
Basic profit (loss) per share from continuing operations | $ / shares		$ (0.38)			$ 1.09		$ 0.10
Diluted profit (loss) per share from continuing operations | $ / shares		$ (0.38)			$ 1.09		$ 0.10

[1]	Net of treasury shares.
[2]	In 2020 Stock options and warrants did not have a dilutive effect.